SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Raw materials	$ 197,506	$ 158,362	$ 114,739